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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:    811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 144.3%
			Aerospace & Defense: 0.4%
1,935,375			Data Device Corp. (DDC), First Lien Term Loan, 7.500%, 06/15/18	$1,935,375	0.2
1,991,063			Forgings International Ltd., 2013 Replacement Dollar Term Facility Loan, 4.250%, 03/31/17	2,013,463	0.2
				3,948,838	0.4
			Air Transport: 2.4%
7,830,076			Delta Airlines, Inc., Corporate Term Loan, 5.000%, 04/20/17	7,937,740	0.9
7,980,000			Delta Airlines, Inc., Term Loan B-1, 6.250%, 10/15/18	8,052,323	0.9
3,250,000			United Airlines, Inc., Term Loan, 4.000%, 03/30/19	3,288,187	0.4
2,250,000		(1)	US Airways Group, Inc., Term Loan B1, 05/15/19	2,253,517	0.2
				21,531,767	2.4
			Automotive: 5.1%
11,794,925			Chrysler Group LLC, Term Loan B, 6.000%, 05/24/17	11,964,477	1.3
2,768,063			FleetPride Corporation, First Lien Term Loan, 5.250%, 12/31/19	2,772,677	0.3
1,998,642			Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/28/17	1,978,655	0.2
3,742,140			Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	3,714,074	0.4
3,200,000			Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.750%, 04/30/19	3,234,000	0.4
7,681,090			KAR Auction Services, Inc., Term Loan B, 5.000%, 05/15/17	7,780,706	0.9
2,992,500			Metaldyne, LLC, Term Loan B, 5.000%, 12/15/18	3,041,128	0.3
EUR	1,995,000		Metaldyne, LLC, Term Loan E, 6.500%, 12/15/18	2,612,572	0.3
3,229,974			Remy International, Inc., Term Loan B, 4.250%, 03/05/20	3,278,423	0.4
1,273,303			Schrader International, Lux Term Loan, 6.250%, 04/30/18	1,287,628	0.1
979,482			Schrader International, US Term Loan, 6.250%, 04/30/18	990,501	0.1
825,000			TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	835,828	0.1
2,290,543			UCI International, Inc., Term Loan B, 5.500%, 07/26/17	2,307,722	0.3
				45,798,391	5.1

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Beverage & Tobacco: 0.4%
4,000,000		ARAMARK, Term Loan D, 4.000%, 08/15/19	$4,052,980	0.4

		Brokers, Dealers & Investment Houses: 1.2%
10,611,835		Nuveen Investments, Inc., First Lien Term Loan, 4.193%, 05/13/17	10,688,113	1.2

		Building & Development: 3.1%
2,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	2,230,625	0.2
8,458,532		Capital Automotive L.P., Term Loan, 4.000%, 04/01/19	8,546,645	1.0
4,251,210		Custom Building Products, Inc., Term Loan B, 6.000%, 12/14/19	4,304,350	0.5
4,290,750		NCI Building Systems, Inc., Term Loan, 8.000%, 06/21/18	4,359,805	0.5
2,772,070		Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	2,810,186	0.3
5,586,000		Wilsonart LLC, Term Loan B, 5.500%, 10/31/19	5,599,965	0.6
			27,851,576	3.1
		Business Equipment & Services: 17.6%
7,267,794		Acosta, Inc., Term Loan D, 5.000%, 03/02/18	7,346,526	0.8
5,133,907		Advantage Sales & Marketing, Inc., Upsized First Lien Term Loan, 4.250%, 12/18/17	5,213,056	0.6
2,027,143		Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/18/18	2,063,632	0.2
2,000,000		AlixPartners LLP, Second Lien Term Loan, 10.750%, 12/15/19	2,047,500	0.2
4,962,563		AlixPartners LLP, Term Loan B-2, 4.500%, 06/15/19	5,020,461	0.6
5,882,021		Avaya Inc., Term B-3 Loan, 4.788%, 10/26/17	5,291,366	0.6
2,991,347		Avaya Inc., Term B-5 Loan, 8.000%, 03/31/18	3,066,131	0.3
3,789,086		Catalent Pharma Solutions, Inc., Term-2 loan, 5.250%, 09/15/17	3,820,820	0.4
2,525,000		Coinmach Service Corp., First Lien Term Loan, 4.250%, 11/15/19	2,546,306	0.3
6,400,000	(1)	CorpSource Finance Holdings, LLC, First Lien Term Loan, 04/30/17	6,416,000	0.7
1,860,000	(1)	CorpSource Finance Holdings, LLC, Second Lien, 04/30/18	1,878,600	0.2

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
4,663,313			First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	$4,717,719	0.5
750,000			First American Payment Systems, Second Lien, 10.750%, 03/30/19	760,313	0.1
2,250,000			First Data Corporation, 2017 New Term Loan, 4.199%, 03/24/17	2,245,781	0.3
10,000,000			First Data Corporation, 2018 Term Loan, 4.204%, 03/24/18	9,976,790	1.1
4,788,923			GCA Services, Term Loan B, 5.250%, 10/31/19	4,832,325	0.5
8,786,932			Go Daddy Operating Company, LLC, Term Loan, 4.250%, 12/17/18	8,847,342	1.0
EUR	1,285,000		Intertrust Group, Term Loan B, 4.612%, 02/04/20	1,684,870	0.2
900,000			Intertrust Group, Term Loan B, 4.696%, 02/04/20	908,719	0.1
2,140,000		(1)	Learning Care Group, Term Loan, 05/15/19	2,148,917	0.2
4,937,479			Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	5,023,885	0.6
2,950,104			Property Data I, Inc., Term Loan B, 7.000%, 12/21/16	2,981,449	0.3
7,960,392			Quintiles Transnational Corp., B-2, 4.500%, 06/08/18	8,082,289	0.9
2,800,000		(1)	RentPath, Inc., Term Loan B, 05/31/20	2,768,500	0.3
2,369,063			SGS International, Term Loan, 5.000%, 10/15/19	2,388,311	0.3
1,900,000			Ship US Bidco, Inc. (Worldpay), Term Loan B2 (size TBC), 5.250%, 10/15/17	1,921,850	0.2
1,130,000		(1)	Ship US Bidco, Inc. (Worldpay), Term Loan B2$, 11/30/19	1,142,995	0.1
GBP	1,710,000	(1)	Ship US Bidco, Inc. (Worldpay), Term Loan C1, 11/30/19	2,628,930	0.3
780,000		(1)	Ship US Bidco, Inc. (Worldpay), Term Loan C2$, 11/30/19	789,994	0.1
2,892,750			Sungard Data Systems Inc, Term Loan B, Tranche D, 4.500%, 01/31/20	2,936,124	0.3
4,600,000			Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/15/20	4,671,820	0.5
4,535,000			SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/05/19	4,614,363	0.5

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
933,333		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/15/19	$935,667	0.1
2,066,667		Sutherland Global Services, Term Loan US, 7.250%, 03/15/19	2,071,833	0.2
5,259,407		Trans Union LLC, Term Loan, 4.250%, 02/15/19	5,313,647	0.6
1,596,000		Transfirst Holdings, Inc., First Lien Term Loan B, 6.250%, 12/31/17	1,613,955	0.2
481,390		U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 6.000%, 07/28/17	485,903	0.1
1,463,611		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	1,477,332	0.2
997,500		Vestcom International, Inc., Term Loan, 7.005%, 12/26/18	1,007,475	0.1
1,000,000		Wash Multi- Family Services, USD Term Loan, 5.250%, 01/31/19	1,007,500	0.1
4,223,598		Web.com Group, Inc., First Lien Term Loan, 5.500%, 10/27/17	4,271,113	0.5
17,604,462		West Corp, Term Loan B-8, 4.250%, 07/15/18	17,769,504	2.0
1,112,213		WIS International, First Lien, 5.753%, 12/01/18	1,119,859	0.1
500,000		WIS International, Second Lien, 10.250%, 06/01/19	515,000	0.1
			158,372,472	17.6
		Cable & Satellite Television: 4.5%
3,419,001		Atlantic Broadband, Term LoanB, 4.500%, 12/31/19	3,455,328	0.4
2,907,788		Intelsat Jackson Holdings S.A., Term Loan B, 4.500%, 04/02/18	2,933,231	0.3
EUR	857,058	Numericable (YPSO France SAS), Term Loan B1 (Acq) - Extended, 4.867%, 06/16/16	1,122,949	0.1
EUR	3,054,728	Numericable (YPSO France SAS), Term Loan B1 (Recap) - Extended, 4.867%, 06/16/16	4,002,416	0.5
EUR	1,588,213	Numericable (YPSO France SAS), Term Loan B2 (Acq) - Extended, 4.869%, 06/16/16	2,080,934	0.2
2,640,000		RCN Cable, Term LoanB, 5.250%, 02/25/20	2,668,578	0.3
4,189,805		San Juan Cable LLC, First Lien, 6.000%, 06/09/17	4,252,653	0.5

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Cable & Satellite Television (continued)
GBP	4,750,000	(1)	Virgin Media Investment Holdings Limited, Term Loan B, 02/05/20	$7,282,514	0.8
12,356,625			Wideopenwest Finance, LLC, Term LoanB, 4.750%, 03/27/19	12,472,468	1.4
				40,271,071	4.5
			Chemicals & Plastics: 8.2%
5,625,000		(1)	Arysta LifeScience Corporation, First Lien Term Loan, 05/29/20	5,663,672	0.6
1,965,806			Ascend Performance Materials Operations LLC, Term Loan, 6.750%, 04/09/18	1,985,464	0.2
EUR	1,250,000		Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B Eur, 5.250%, 02/01/20	1,644,049	0.2
6,000,000			Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B USD, 4.750%, 02/01/20	6,069,378	0.7
2,571,173			AZ Chem US Inc., Term Loan B, 5.256%, 12/17/17	2,603,313	0.3
4,640,631			Chemtura Corporation, Term Loan, 5.500%, 08/27/16	4,700,574	0.5
2,195,116			Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 6.060%, 11/15/14	2,206,092	0.3
2,395,000			Cyanco Intermediate Corp., Term Loan B, 5.500%, 05/01/20	2,421,944	0.3
650,000			Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	662,187	0.1
2,004,975			Houghton International, Inc., US First Lien Term Loan, 5.250%, 12/20/19	2,027,531	0.2
11,897,331			Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 05/04/18	11,919,639	1.3
8,000,000		(1)	Ineos US Finance LLC, Cash Dollar Term Loan, 05/04/18	8,015,000	0.9
EUR	1,000,000	(1)	Ineos US Finance LLC, Cash Euro Term Loan, 05/04/18	1,303,417	0.2
658,392			Monarch, First Lien Term Loan B-1, 4.500%, 10/01/19	665,182	0.1
341,608			Monarch, First Lien Term Loan B-2, 4.500%, 10/01/19	345,131	0.0
250,000			Monarch, Second Lien Term Loan, 8.250%, 04/01/20	257,500	0.0

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Chemicals & Plastics (continued)
6,500,000			Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/20/20	$6,574,288	0.7
12,109,404		(1)	Univar Inc., Term Loan B, 5.000%, 06/30/17	12,068,317	1.3
2,930,400			Vantage Specialties Inc., Term Loan B, 5.000%, 02/11/18	2,974,356	0.3
				74,107,034	8.2
			Clothing/Textiles: 0.2%
157,527			Totes Isotoner Corporation, Delayed Draw First Lien Term Loan, 7.292%, 07/07/17	158,708	0.0
1,519,229			Totes Isotoner Corporation, First Lien Term Loan, 7.255%, 07/07/17	1,530,624	0.2
				1,689,332	0.2
			Conglomerates: 1.5%
2,658,415			Affinion Group, Inc., First Lien Term Loan, 6.500%, 10/10/16	2,602,588	0.3
3,415,473			Spectrum Brands, Inc., Term Loan, 4.507%, 10/31/19	3,463,717	0.4
2,657,687			Waterpik, Term Loan, 6.758%, 08/10/17	2,661,009	0.3
5,170,064			WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	5,237,922	0.5
				13,965,236	1.5
			Containers & Glass Products: 5.0%
530,000			Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/05/19	536,956	0.1
1,197,000			Bway Holding Corporation, Term Loan B, 4.500%, 08/06/17	1,212,462	0.1
3,000,000			EveryWare, Inc., Term Loan, 7.500%, 04/17/20	3,037,500	0.3
5,235,823			Husky Injection Molding Systems, Ltd, Term Loan B, 5.750%, 06/30/18	5,300,726	0.6
1,620,000		(1)	Otter Products, Term Loan B, 05/17/19	1,630,125	0.2
4,400,000		(1)	Pact Group (USA) Inc, Term Loan, 05/29/20	4,449,500	0.5
2,753,077			Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	2,784,049	0.3
EUR	971,938		Reynolds Group Holdings Inc, Euro Term Loan, 5.000%, 09/26/18	1,275,439	0.1
19,392,550			Reynolds Group Holdings Inc, USD Term Loan, 4.750%, 09/26/18	19,607,245	2.2

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Containers & Glass Products (continued)
4,069,250			TricorBraun, Term Loan, 5.503%, 04/30/18	$4,094,683	0.5
1,100,000		(1)	WNA Holdings Inc (a.k.a Waddington Group), USD First Lien Term Loan, 05/23/20	1,107,562	0.1
				45,036,247	5.0
			Cosmetics/Toiletries: 0.9%
2,315,000		(1)	KIK Custom Products, Inc., First Lien, 05/15/19	2,303,425	0.2
6,250,000			Sun Products Corporation (The), Term Loan B, 5.500%, 04/01/20	6,310,550	0.7
				8,613,975	0.9
			Drugs: 0.4%
3,368,750			Jazz Pharmaceuticals Inc., Term Loan, 5.250%, 05/30/18	3,387,699	0.4

			Ecological Services & Equipment: 2.6%
5,262,450			4L Holdings Inc., Term Loan, 6.765%, 05/06/18	5,297,535	0.6
17,007,375			ADS Waste Holdings, Inc., Term Loan B, 4.250%, 10/01/19	17,145,560	1.9
693,000			WCA Waste Corporation, Term Loan B, 5.500%, 02/28/18	697,331	0.1
				23,140,426	2.6
			Electronics/Electrical: 10.4%
7,677,500			Attachmate Corporation, First Lien Term Loan, 7.272%, 11/15/17	7,796,501	0.9
3,000,000			Blackboard Inc., Second Lien Term Loan B, 11.500%, 10/01/19	3,075,000	0.3
7,961,546			Blackboard Inc., Term Loan B-2, 6.250%, 10/01/18	8,116,796	0.9
7,084,195			Epicor Software Corporation, Term Loan, 5.000%, 05/16/18	7,181,602	0.8
1,000,000			Eze Castle Software, Inc., First Lien Term Loan, 4.750%, 03/18/20	1,012,500	0.1
225,000			Eze Castle Software, Inc., Second Lien Term Loan, 8.750%, 03/18/21	230,203	0.0
5,715,050			Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.000%, 03/01/20	5,759,342	0.6
EUR	2,500,000		Greeneden U.S. Holdings II, L.L.C., Euro Term Loan, 4.750%, 02/08/20	3,261,729	0.4
1,870,313			Hyland Software, Inc., First Lien Term Loan, 5.500%, 10/24/19	1,884,925	0.2
EUR	1,000,000	(1)	Infor (US), Inc., New Euro Term Loan, 06/03/20	1,301,446	0.1

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
14,639,559		Infor (US), Inc., Term Loan B2, 5.340%, 04/05/18	$14,820,270	1.6
10,289,625		Kronos Incorporated, First Lien Term Loan, 4.500%, 10/30/19	10,379,659	1.2
4,861,463		Open Link Financial, Inc., Term Loan, 7.750%, 10/28/17	4,877,666	0.5
8,386,175		RedPrairie Corporation, First Lien Term Loan, 6.750%, 12/14/18	8,536,430	1.0
2,374,194		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/14/19	2,514,667	0.3
3,980,025		Sabre Inc., Term B Facility, 5.253%, 02/15/19	4,040,971	0.5
3,957,805		Spansion LLC, Term Loan, 5.250%, 12/15/18	4,007,277	0.4
4,167,075		SS&C Technologies Inc., Term Loan B-1, 5.000%, 06/01/19	4,200,933	0.5
431,077		SS&C Technologies Inc., Term Loan B-2, 5.000%, 06/01/19	434,849	0.1
			93,432,766	10.4
		Equipment Leasing: 0.4%
250,000		Brock Holdings, Inc., New Second Lien Term Loan, 10.000%, 03/16/18	254,687	0.0
3,353,952		Brock Holdings, Inc., New Term Loan B, 6.011%, 03/16/17	3,412,646	0.4
			3,667,333	0.4
		Financial Intermediaries: 0.1%
1,275,000		MoneyGram International, Inc., Term Loan B, 4.250%, 04/01/20	1,284,562	0.1

		Food Products: 2.7%
5,486,250		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 06/30/17	5,527,397	0.6
4,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 09/30/17	4,120,000	0.5
2,575,000	(1)	Atkins Nutritionals Holdings II, Inc., Lien Term Loan, 03/31/19	2,591,094	0.3
3,075,000	(1)	CSM Bakery Supplies, First Lien Term Loan, 06/30/20	3,071,156	0.3
1,000,000	(1)	CSM Bakery Supplies, Second Lien Term Loan, 06/30/21	1,010,625	0.1
2,500,000		Dole Food Company, Inc., Term Loan, 3.750%, 04/30/20	2,515,885	0.3
4,791,571		NPC International, Term Loan B, 4.500%, 12/28/18	4,875,424	0.5

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Food Products (continued)
1,000,000		Reddy Ice Corporation, First Lien Term Loan, 6.750%, 04/01/19	$1,011,250	0.1
			24,722,831	2.7
		Food Service: 1.9%
1,324,675		Hearthside Food Solutions, LLC, Term Loan, 6.503%, 06/07/18	1,337,922	0.1
5,197,500		Landry’s Restaurants, Term Loan, 4.750%, 04/30/18	5,270,047	0.6
4,228,750		P.F. Chang’s China Bistro, Inc., Term Loan B, 5.250%, 06/30/19	4,297,467	0.5
6,052,417		Wendy’s International, Inc., Term Loan, 3.250%, 05/15/19	6,086,461	0.7
			16,991,897	1.9
		Food/Drug Retailers: 2.5%
1,452,387		Albertsons LLC, Term Loan B1, 4.250%, 05/10/16	1,463,506	0.2
947,613		Albertsons LLC, Term Loan B2, 4.750%, 05/10/19	950,970	0.1
2,000,000		Del Taco, Term Loan, 7.250%, 10/01/18	2,013,750	0.2
4,200,000		Rite Aid Corporation, Tranche 6 Term Loan, 4.000%, 02/28/20	4,247,775	0.5
4,992,462		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/14/19	4,918,094	0.5
6,222,000	(1)	Sprouts Farmers Market, Term Loan, 4.500%, 04/15/20	6,245,332	0.7
2,748,371	(1)	Supervalu, Real Estate Term Loan, 03/31/19	2,783,069	0.3
			22,622,496	2.5
		Forest Products: 0.1%
750,000	(1)	Xerium Technologies, Inc., Term Loan B, 05/01/19	757,969	0.1

		Health Care: 8.7%
1,271,813		ATI Physical Therapy, Term Loan B, 5.750%, 01/31/20	1,293,274	0.2
5,955,000		Bausch & Lomb, Inc., Term Loan B, 5.250%, 04/30/19	5,983,120	0.7
1,670,000		BSN Medical, Term Loan B1A, 5.000%, 08/28/19	1,695,050	0.2
1,973,947		CHG Medical Staffing, Inc., First lien Term Loan, 5.000%, 11/20/19	2,006,024	0.2
675,000		CHG Medical Staffing, Inc., Second lien Term Loan, 9.000%, 11/20/20	692,297	0.1
4,753,966		ConvaTec, Term Loan, 5.000%, 12/22/16	4,826,763	0.5

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
3,795,074	DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	$3,847,257	0.4
4,455,000	Emdeon, Inc., B-2, 3.750%, 11/02/18	4,499,550	0.5
3,865,858	Emergency Medical Services Corporation, Term Loan B, 4.000%, 05/25/18	3,900,376	0.4
6,233,103	Iasis Healthcare LLC, Term Loan B-2, 4.500%, 05/03/18	6,286,084	0.7
4,925,343	Immucor, Inc., Term Loan B-2, 5.000%, 08/17/18	4,967,672	0.6
10,870,169	Kinetic Concepts, Inc., C-1, 5.500%, 05/04/18	11,055,820	1.2
5,721,286	Par Pharmaceutical Companies, Term Loan B, 4.250%, 09/28/19	5,756,449	0.6
5,332,635	Pharmaceutical Product Development, Inc., Term Loan B-1, 4.250%, 11/01/17	5,393,736	0.6
2,153,250	Press Ganey, First Lien, 5.250%, 04/30/18	2,169,399	0.2
1,231,579	Press Ganey, Second Lien, 8.250%, 08/31/18	1,250,053	0.1
3,573,000	Select Medical Corporation, Incremental Term Loan, 5.501%, 06/01/18	3,599,798	0.4
1,000,000	Steward Health Care System LLC, Term Loan B, 6.750%, 03/30/20	1,010,000	0.1
1,856,925	Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, 06/29/18	1,866,210	0.2
550,000	Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	553,781	0.1
725,000	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/01/19	733,156	0.1
4,950,125	United Surgical Partners International, Inc., Incremental Term Loan, 7.000%, 04/01/19	5,005,814	0.6
		78,391,683	8.7
	Home Furnishings: 2.7%
12,169,500	AOT Bedding Super Holdings, LLC, Term Loan B, 5.003%, 10/01/19	12,275,983	1.4
3,922,263	Hillman Group (The), Inc., Term Loan B, 4.250%, 05/31/17	3,971,291	0.4
1,500,000	Hunter Fan Company, First Lien Term Loan, 6.500%, 12/31/17	1,515,000	0.2
2,317,806	Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	2,348,228	0.3

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

	Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Home Furnishings (continued)
	1,994,855		Protection One, Inc., Term Loan B, 5.750%, 03/15/19	$2,024,778	0.2
	1,976,753	(1)	Tempur-Pedic International, Inc., Term Loan B, 3.500%, 12/01/19	1,983,177	0.2
				24,118,457	2.7
			Industrial Equipment: 5.0%
	1,144,177		Alliance Laundry Systems LLC, First Lien Term Loan, 4.500%, 12/10/18	1,157,049	0.1
	1,346,625		Ameriforge Group Inc., First Lien Term Loan, 6.000%, 01/30/20	1,363,458	0.2
	582,500		Ameriforge Group Inc., Second Lien Term Loan, 9.750%, 01/30/21	599,975	0.1
	1,550,000		Apex Tool Group, Term Loan B, 4.500%, 02/01/20	1,561,903	0.2
	2,600,000		Doncasters Group Limited, First lien Term Loan, 5.500%, 03/29/20	2,627,625	0.3
	1,307,988		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, 05/31/16	1,319,433	0.1
	1,671,935		Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, 05/31/16	1,686,565	0.2
	5,454,861		Generac Power Systems, Inc., Term Loan B, 6.250%, 05/30/18	5,493,454	0.6
	5,785,500		Hamilton Sundstrand Industrial, Term Loan, 4.000%, 12/14/19	5,797,250	0.6
	3,365,121		Rexnord Corporation / RBS Global, Inc., Term Loan, 3.750%, 04/01/18	3,407,185	0.4
	8,300,000		Schaeffler AG, Term Loan C, 4.250%, 01/27/17	8,417,196	0.9
EUR	3,333,333		Schaeffler AG, Term Loan C, 4.750%, 01/27/17	4,367,904	0.5
	2,400,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	2,433,000	0.3
EUR	1,134,742		Terex Corporation, Term Loan Euro Tranche, 5.000%, 04/28/17	1,480,488	0.2
	2,983,886		Terex Corporation, Term Loan, 4.500%, 04/28/17	3,037,038	0.3
				44,749,523	5.0

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Insurance: 3.2%
4,406,456		AmWINS Group, Inc., Term Loan, 5.000%, 09/30/19	$4,456,029	0.5
3,388,870		Applied Systems Inc., First Lien Term Loan, 4.250%, 12/08/16	3,426,994	0.4
1,700,000		Applied Systems Inc., Second Lien Term Loan, 9.500%, 06/08/17	1,722,666	0.2
3,250,000	(1)	Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 04/15/20	3,288,594	0.4
1,400,000	(1)	Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 10/15/20	1,428,000	0.2
1,984,966		Hub International Limited, Add-on Term Loan, 4.704%, 06/13/17	2,001,921	0.2
2,037,006		Hub International Limited, Extended Incremental Term Loan B, 6.750%, 12/13/17	2,054,406	0.2
4,930,769		Sedgwick Holdings, Inc., Term Loan B-2, 4.000%, 05/28/16	4,970,832	0.5
5,137,125		USI, Inc., Term Loan B, 5.250%, 12/31/19	5,188,496	0.6
			28,537,938	3.2
		Leisure Good/Activities/Movies: 4.5%
5,623,788		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, 04/22/16	5,691,740	0.6
5,940,150		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 6.000%, 04/30/19	6,035,442	0.7
3,000,000		Equinox Holdings, Inc., First Lien Term Loan, 4.250%, 02/01/20	3,028,125	0.3
4,569,836		FGI Operating, Add-On Term Loan, 5.500%, 04/30/19	4,569,836	0.5
9,975,000		Getty Images, Inc, Term Loan B, 4.750%, 10/31/19	10,053,374	1.1
285,714		NEP/NCP Holdco, Inc, First Lien, 9.500%, 07/23/20	296,905	0.0
648,375		NEP/NCP Holdco, Inc, Term Loan B, 4.750%, 01/22/20	656,277	0.1
3,069,650		SRAM, LLC, First Lien Term Loan, 4.766%, 04/01/20	3,092,673	0.4
2,725,125		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,771,112	0.3
3,979,841		Zuffa, LLC, Term Loan, 5.750%, 02/15/20	4,007,202	0.5
			40,202,686	4.5

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Lodging & Casinos: 7.4%
4,968,750			Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/15	$5,036,181	0.6
6,431,202			Caesars Entertainment Operating Company, Inc., Incremental Term Loan B4, 9.500%, 10/31/16	6,464,695	0.7
7,584,690			Caesars Entertainment Operating Company, Inc., Term Loan B5, 4.443%, 01/28/18	6,711,267	0.7
6,570,774		(1)	Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.454%, 01/28/18	5,901,376	0.7
1,275,000			Caesars Octavius, LLC, Term Loan, 9.250%, 02/24/17	1,300,500	0.1
5,182,955			Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/01/18	5,272,579	0.6
1,375,000			Centaur Acquisition, LLC, First Lien Term Loan, 5.250%, 02/21/19	1,390,469	0.2
500,000			Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	510,625	0.1
535,170		^, (2)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	86,965	0.0
1,070,339		^, (2)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	173,930	0.0
1,222,101			Global Cash Access, Inc., Term Loan B, 7.000%, 03/01/16	1,241,960	0.1
1,219,464			Golden Nugget, Inc., Delayed Draw Term Loan, 3.210%, 06/30/14	1,182,270	0.1
2,142,397			Golden Nugget, Inc., First Lien Term Loan, 3.210%, 06/30/14	2,077,054	0.2
800,000		(1)	Horseshoe Baltimore, Funded Term Loan B, 05/31/20	825,000	0.1
4,239,375			MGM Resorts International, Term Loan B, 4.250%, 12/20/19	4,297,997	0.5
2,992,500			Peppermill Casinos, Inc., Term Loan B, 7.250%, 10/31/19	3,059,831	0.3
EUR	1,250,000		Scandic Hotels AB, Term Loan B2, 2.422%, 07/09/15	1,594,352	0.2
EUR	1,250,000		Scandic Hotels AB, Term Loan C2, 2.847%, 07/08/16	1,594,353	0.2
10,000,000		(1)	Scientific Games International, Inc., Term Loan B, 09/30/20	9,954,170	1.1

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos (continued)
7,250,000		Station Casinos LLC, Term Loan, 5.000%, 02/28/20	$7,345,156	0.8
611,111		Twin River Management Group, Inc., Term Loan B, 5.250%, 09/01/18	621,551	0.1
			66,642,281	7.4
		Nonferrous Metals/Minerals: 1.1%
2,730,000		Constellium Holdco BV, Term Loan B USD, 6.250%, 03/18/20	2,798,250	0.3
5,563,032		Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	5,609,973	0.6
900,000	(1)	Murray Energy Corporation, Term Loan B, 05/31/19	909,000	0.1
648,363		Noranda Aluminum Acquisition Corp., Term Loan, 5.750%, 02/28/19	654,036	0.1
			9,971,259	1.1
		Oil & Gas: 1.6%
1,390,432		Crestwood Holdings LLC, Term Loan B, 9.750%, 03/30/18	1,416,503	0.2
500,000	(1)	Crestwood Holdings LLC, Term Loan, 05/30/19	508,750	0.0
8,070,054		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	7,976,748	0.9
1,700,000		Samson Investment Company, Second Lien Term Loan, 6.000%, 09/28/18	1,717,000	0.2
3,142,125		Tervita Corporation (fka CCS Inc.), Term Loan, 7.250%, 05/15/18	3,183,085	0.3
			14,802,086	1.6
		Publishing: 4.4%
1,100,362	^, (1)	Caribe Media Inc., Term Loan, 10.000%, 11/18/14	1,001,329	0.1
8,881,095		Cengage Learning, Inc., Extended Term Loan B, 5.710%, 07/31/17	7,009,404	0.8
2,976,378		Cengage Learning, Inc., Term Loan, 5.710%, 07/01/14	2,368,700	0.3
2,600,000		Cenveo Corporation, Term Loan B, 6.250%, 03/31/20	2,629,250	0.3
1,502,767		Dex Media East, LLC, Term Loan, 6.000%, 10/24/14	1,226,007	0.1
4,394,821		Dex Media West, LLC, Term Loan, 8.000%, 10/24/14	3,772,220	0.4
2,000,000		McGraw Hill Global Education, Term LoanB, 9.000%, 03/29/19	1,996,666	0.2

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Publishing (continued)
1,296,750			Merrill Communications, LLC, Term Loan B, 7.250%, 03/30/18	$1,308,097	0.2
1,771,936			Nelson Canada, First Lien C$, 2.810%, 07/03/14	1,448,558	0.2
3,108,795			Penton Media, Inc, Term Loan B, 6.000%, 08/01/14	3,038,847	0.3
6,717,354			R.H. Donnelley Corporation, Term Loan, 9.750%, 10/24/14	5,277,321	0.6
9,670,850			SuperMedia, Inc., Term Loan, 11.000%, 12/31/15	8,153,735	0.9
1,515,303		^, (3)	Yell Group PLC, New Term Loan B, 07/31/14	352,037	0.0
				39,582,171	4.4
			Radio & Television: 5.2%
2,368,704			Barrington Broadcasting Group, Term Loan B, 7.500%, 06/30/17	2,377,587	0.3
10,921,330			Clear Channel Communications, Inc., Term Loan B, 3.854%, 01/28/16	10,115,882	1.1
5,668,698			Cumulus Media Holdings Inc., First Lien Term Loan B, 4.500%, 12/09/18	5,753,728	0.6
1,248,933			Entercom Communications Corporation, B-1, 5.028%, 11/22/18	1,270,009	0.1
3,260,205			FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	3,311,798	0.4
2,699,099			Gray Television, Inc., Term Loan B, 4.750%, 10/31/19	2,735,370	0.3
500,000			Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/28/17	506,250	0.1
1,750,000			Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,775,506	0.2
4,687,500		(1)	Univision Communications, Inc., New First Lien Term Loan, 03/01/20	4,662,108	0.5
14,500,000			Univision Communications, Inc., Term Loan C2, 4.750%, 02/13/20	14,503,625	1.6
				47,011,863	5.2
			Retailers (Except Food & Drug): 15.8%
4,950,000			99 Cents Only Stores, Term Loan Facility (2012 refi), 5.250%, 01/15/19	5,001,520	0.6
5,925,225			Academy Ltd., Term Loan, 4.750%, 08/03/18	5,990,403	0.7
GBP	3,000,000		B&M Retail Ltd, Facility B, 6.006%, 02/28/20	4,567,276	0.5
5,389,309			Bass Pro Group, LLC, Term Loan B, 4.042%, 11/20/19	5,437,199	0.6

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
19,999,626		BJs Wholesale Club, First Lien Term Loan, 4.250%, 09/27/18	$20,128,203	2.2
4,050,353		BJs Wholesale Club, Second Lien Term Loan, 9.750%, 03/27/19	4,175,237	0.5
5,498,056		Burlington Coat Factory, Term Loan B (refi), 5.500%, 02/23/17	5,574,776	0.6
3,460,343		FTD, Inc, Term Loan B, 4.750%, 06/06/18	3,494,947	0.4
4,593,478		Guitar Center, Inc., Extended Term Loan, 5.560%, 04/10/17	4,590,584	0.5
5,409,125		Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 6.500%, 05/15/19	5,492,966	0.6
3,782,000	(1)	J.C. Penney Corporation, Inc., Senior Secured Term Loan, 05/23/18	3,841,094	0.4
4,671,094		Jo-Ann Stores, Inc., Term Loan B, 4.000%, 03/18/18	4,723,606	0.5
4,896,200		Leslies Poolmart, Inc., Term Loan, 5.250%, 10/15/19	4,952,506	0.6
4,963,834		Neiman Marcus Group, Inc, Term Loan B, 4.000%, 05/15/18	4,973,583	0.6
1,824,643		Northern Tool & Equipment Company, Inc., Term Loan, 7.018%, 12/10/19	1,856,574	0.2
3,851,657		Ollie’s Holdings, Inc., Term Loan, 6.250%, 09/25/19	3,875,730	0.4
4,980,000		OneStopPlus, Term Loan B, 5.500%, 02/01/20	5,045,363	0.6
10,972,500		Party City Holdings Inc, Term Loan B, 4.250%, 07/27/19	11,035,592	1.2
2,751,169		Pep Boys, Term Loan B, 5.000%, 10/01/18	2,788,998	0.3
1,318,780	(1)	Pilot Travel Centers LLC, Incremental Term Loan B, 08/04/19	1,310,538	0.2
2,218,152	(1)	Pilot Travel Centers LLC, Term Loan B, 03/30/18	2,194,123	0.2
6,352,080		Savers, Term Loan B, 5.000%, 07/09/19	6,442,070	0.7
4,059,000		Sleepy’s Holdings, LLC, Term Loan, 7.250%, 03/19/19	4,109,738	0.5
1,990,000		Sportsman’s Warehouse, Inc., Term Loan, 8.500%, 11/15/18	2,009,900	0.2
4,842,708		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	4,771,747	0.5

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Retailers (Except Food & Drug) (continued)
6,429,624			Toys “R” Us, Inc., Term Loan B-1, 6.000%, 09/01/16	$6,463,084	0.7
EUR	3,506,330		Vivarte S.A.S., New Term B2 Finartex, 5.173%, 03/31/18	3,806,543	0.4
3,619,371			Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	3,648,326	0.4
				142,302,226	15.8
			Steel: 1.1%
9,775,875			FMG Resources Pty Ltd, Term Loan, 5.250%, 10/16/17	9,850,553	1.1

			Surface Transport: 0.7%
2,793,000			Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	2,811,766	0.3
3,880,314			Wabash National Corporation, Term Loan, 6.101%, 05/15/19	3,931,243	0.4
				6,743,009	0.7
			Telecommunications: 7.5%
EUR	1,421,438		Alcatel-Lucent, Euro Term Loan, 7.750%, 01/23/19	1,877,028	0.2
1,546,125			Alcatel-Lucent, US Term Loan, 7.250%, 01/23/19	1,566,902	0.2
15,941,645			Asurion, LLC, Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19	16,087,782	1.8
3,990,000			Consolidated Communications, Inc., Term Loan B-3, 5.250%, 12/31/18	4,044,862	0.4
1,725,000			Cricket Communications, Inc., Term Loan C, 4.750%, 04/16/20	1,736,859	0.2
4,052,007			Global Tel*Link Corporation, First Lien Term Loan, 6.000%, 12/15/17	4,069,734	0.4
500,000		(1)	Global Tel*Link Corporation, First Lien Term Loan, 05/23/20	501,250	0.1
1,700,000		(1)	Global Tel*Link Corporation, Second Lien Term Loan, 11/23/20	1,683,000	0.2
2,693,815			Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 02/27/17	2,716,546	0.3
2,500,000			Level 3 Financing, Inc, 2019 Term Loan, 5.250%, 08/01/19	2,531,250	0.3
8,300,000			Level 3 Financing, Inc, Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	8,400,289	0.9
3,850,000			Lightower Fiber Networks, First Lien, 4.500%, 04/19/20	3,893,312	0.4
615,000			Securus Technologies, Inc., First Lien Term Loan, 4.750%, 04/19/20	620,574	0.1

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
5,156,025		Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/20/19	$5,191,473	0.6
6,015,014		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	6,024,037	0.7
6,255,984		Zayo Group, LLC, Term Loan B, 4.500%, 07/02/19	6,309,160	0.7
			67,254,058	7.5
		Utilities: 3.8%
2,304,673		Calpine Corp, Term Loan B-1, 4.500%, 04/01/18	2,331,561	0.3
982,450		Calpine Corp, Term Loan B-2, 4.500%, 04/01/18	995,345	0.1
6,950,000		Calpine Corp, Term Loan B-3, 4.500%, 10/09/19	7,042,525	0.8
700,000	(1)	Channelview Cogeneration, Term Loan, 05/15/20	704,813	0.1
3,593,846		Dynegy Inc., B-2 Term Loan, 4.000%, 04/15/20	3,615,934	0.4
3,736,640		Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	2,751,101	0.3
1,630,448		Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	1,634,525	0.2
15,080,819	(1)	Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.733%, 10/10/17	10,976,016	1.2
5,000,000		Texas Competitive Electric Holdings Company LLC, Term Loans, 3.733%, 10/10/14	3,900,000	0.4
			33,951,820	3.8
		Total Senior Loans (Cost $1,292,621,854)	1,300,046,624	144.3

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.3%
154	@, X	AR Broadcasting (Warrants)	$—	0.0
888,534	@, R, X	Ascend Media (Residual Interest)	—	0.0
719	@, R, X	Block Vision Holdings Corporation	—	0.0
3,160	@, X	Caribe Media Inc.	—	0.0
117,133	@	Cumulus Media Inc. (Class A Common Shares)	434,564	0.1
14,294	@	Dex Media Inc.	264,010	0.0
9	@, X	Faith Media Holdings, Inc. (Residual Interest)	174,607	0.0
92,471	@	Glodyne Techoserve, Ltd.	17,091	0.0
498,762	@, X	GTS Corp.	—	0.0
31,238	@	Hawaiian Telcom	805,003	0.1
291	@, R, X	Lincoln Paper & Tissue, LLC	—	0.0

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Shares		Borrower/Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS (continued)
5,933,579	@, R, X	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	$—	0.0
311		LyondellBassell Industrial (Class A Shares)	20,728	0.0
9,788	@	Mega Brands	138,318	0.0
182,488	@	Metro-Goldwyn-Mayer, Inc.	10,025,435	1.1
106,702	@, X	Northeast Biofuels (Residual Interest)	—	0.0
57,804	@, R, X	Safelite Realty Corporation	273,413	0.0
19,404	@, X	U.S. Shipping Partners, L.P.	—	0.0
275,292	@, X	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
		Total Equities and Other Assets (Cost $5,937,148)	12,153,169	1.3
		Total Investments (Cost $1,298,559,002)	$1,312,199,793	145.6
		Liabilities in Excess of Other Assets	(411,051,809)	(45.6)
		Net Assets	$901,147,984	100.0

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	R	Restricted Security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.
	^	This Senior Loan Interest is non-income producing.
	(1)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
	(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(3)	Loan is on non-accrual basis.
	EUR	EU Euro
	GBP	British Pound
		Cost for federal income tax purposes is $1,299,043,436.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$23,947,911
		Gross Unrealized Depreciation	(10,791,554)
		Net Unrealized Appreciation	$13,156,357

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Equities and Other Assets	$1,662,623	$10,042,526	$448,020	$12,153,169
Senior Loans	—	1,300,046,624	—	1,300,046,624
Total Investments, at fair value	$1,662,623	$1,310,089,150	$448,020	$1,312,199,793
Other Financial Instruments+
Forward Foreign Currency Contracts	—	145,005	—	145,005
Total Assets	$1,662,623	$1,310,234,155	$448,020	$1,312,344,798
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(6,127)	$—	$(6,127)
Total Liabilities	$—	$(6,127)	$—	$(6,127)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2013, the following forward foreign currency contracts were outstanding for the ING Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	14,838,000	Sell	06/14/13	$19,373,311	$19,263,705	$109,606
State Street Bank	EU Euro	13,511,000	Sell	06/17/13	17,537,954	17,544,081	(6,127)
State Street Bank	British Pound	1,580,000	Sell	06/14/13	2,418,411	2,398,672	19,739
State Street Bank	British Pound	1,637,000	Sell	06/17/13	2,500,321	2,484,661	15,660
							$138,878

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$145,005
Total Asset Derivatives		$145,005

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,127
Total Liability Derivatives		$6,127

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2013 (Unaudited) (continued)

The effect of derivative instruments on the Trust’s Statement of Operations for the period ended May 31, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$294,114
Total	$294,114

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(492,293)
Total	$(492,293)

*

Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013(1):

Counterparty	Total Fair Value of OTC Derivative Instruments(2)	Collateral (Received)/Pledged	Net Exposure at May 31, 2013(3)
State Street Bank	$138,878	$—	$138,878

(1)	Please refer to the tables above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.
(2)	Represents the net fair value of all open OTC derivative instruments with each respective broker(s).
(3)

Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. See Note 2, Significant Account Policies, for more information regarding counterparty credit risk.

See Accompanying Notes to Financial Statements

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2013